SHORT-TERM BORROWING	12 Months Ended
Dec. 31, 2020
SHORT-TERM BORROWING
SHORT-TERM BORROWING

12. SHORT-TERM BORROWING

The following table sets forth the loan agreement of short-term borrowing from bank:

			Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	Interest Rate	Due Date
September 1, 2020	Ambow Shida	Huaxia Bank	10,000	4.35%	September 1, 2021

In July 2020, the Group mortgaged its office property in Beijing, China with the carry amount of RMB 65,078 to obtain a line of credit in RMB 30,000 from Bank of Huaxia with one-year term from July 1, 2020 to July 1, 2021. The mortgage shall be terminated once all borrowings were repaid and mortgage cancellation registration procedures were completed. On September 1, 2020, the Group received a loan from Huaxia Bank in the amount of RMB 10,000 with maturity date on September 1, 2021 and bearing interest at 4.35% per annum for working capital purpose.